Financial Income and Expense (Tables)	12 Months Ended
Dec. 31, 2018
Financial Income and Expense
Schedule of financial income and expense

	2018	2017	2016
	(€ in thousands)
Interest income:
Current accounts and deposits	189	90	270
Interest costs:
Interest on loans and borrowings	(810)	(596)	(538)
Foreign exchange result:
Net foreign exchange benefit/(loss)	(171)	(2,669)	738
	(792)	(3,175)	470